Acquisitions - Schedule of Sale of Subsidiary (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Cash		$ (1,973)
Accounts receivable, net		(84,653)
Accounts receivable from CTI		(429,171)
Property and equipment, net		(2,912)
Intangible assets, net		(13,086)
Loans receivable from related party, net		(2,387)
Security deposits and other assets		(300)
Accounts payable and accrued expenses		133,930
Deferred revenue		8,110
Net fair value of assets and liabilities sold		(392,442)
Accumulated deficit		8,272
Subtotal		(384,170)
Non-controlling interest		(71,999)
Loss on sale of CTI		$ (456,169)